Provision for Dividends (Details) - Schedule of Provisions for Contingencies - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions for Contingencies [Abstract]
Provisions for dividends	$ 373,090	$ 422,830
Total	$ 373,090	$ 422,830